SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2023
SEGMENT REPORTING
Schedule of segment information

	For the year ended September 30, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$29,152,228	$2,000,452	$15,318,798	$46,471,478
Cost of revenue	27,392,224	1,060,302	16,267,458	44,719,984
Gross profit	$1,760,004	$940,150	$(948,660)	$1,751,494
Depreciation and amortization	$886,360	$44,943	$211,761	$1,143,064
Capital expenditures	$8,171	$30,653	$3,675,265	$3,714,089

	For the year ended September 30, 2022
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$40,305,988	$1,088,570	$23,460,467	$64,855,025
Cost of revenue	36,210,950	760,030	21,656,748	58,627,728
Gross profit	$4,095,038	$328,540	$1,803,719	$6,227,297
Depreciation and amortization	$963,457	$48,804	$212,412	$1,224,673
Capital expenditures	$1,882,198	$91,029	$1,259,042	$3,232,269

	For the year ended September 30, 2021
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$33,451,159	$486,171	$23,162,554	$57,099,884
Cost of revenue	28,362,016	463,738	22,635,600	51,461,354
Gross profit	$5,089,143	$22,433	$526,954	$5,638,530
Depreciation and amortization	$951,015	$47,194	$203,020	$1,201,229
Capital expenditures	$3,321,629	$46,169	$125,576	$3,493,374

	September 30,	September 30,
	2023	2022
Total Assets
Oxytetracycline & Licorice products and TCMD	$38,382,322	$50,690,503
Fertilizer	$3,291,960	$2,613,859
Heparin products and Sausage casing	$9,583,712	$11,222,255
Total	$51,257,994	$64,526,617